Accounts receivable	3 Months Ended
Jan. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	Accounts receivable

	January 31, 2022	October 31, 2021
	$	$
Trade Receivables	5,815,394	4,072,701
Total accounts receivable	5,815,394	4,072,701

Harmonized Sales Taxes receivable	710,824	379,814
Other	—	593,331
Total other receivables	710,824	973,145

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. For the three months ended January 31, 2022, the fair value gain arising from changes in estimates was $1,738,469 (three months ended January 31, 2021: $275,503) included in the respective accounts receivable balance.

An insignificant portion of the receivables relate to services revenue which is initially measured at fair value and subsequently at amortized cost. For the three months ended January 31, 2022 and October 31, 2021, the Company has assessed an allowance for credit loss of $nil for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends.